Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
REVENUES
Total revenues		$ 5,913,461	$ 21,297,642
COSTS OF REVENUES
Total costs of revenues		4,914,945	21,640,783
GROSS PROFIT (LOSS)
Total gross profit (loss)		998,516	(343,141)
OPERATING EXPENSES:
Advertising		44,488	55,889
Professional fees		6,734,162	2,423,773
Compensation and related benefits		958,648	822,625
Amortization of intangible assets		13,813	273,711
Bad debt expense – related parties		6,141,000	1,179,772
Other general and administrative		893,198	449,988
Impairment loss		391,217	11,914,322
Total operating expenses		15,176,526	17,120,080
LOSS FROM OPERATIONS		(14,178,010)	(17,463,221)
OTHER (EXPENSE) INCOME:
Interest expense		(343,333)
Interest expense - related parties		(206,733)	(1,776)
Loss on extinguishment of vendor obligations		(288,835)
Gain on extinguishment of vendor obligations		211,200
Gain on termination of GSS GSA – related party		6,082,962
Gain on extinguishment of due to affiliates		192,069
Other income		12,160	36,569
Total other (expense) income, net		5,659,490	34,793
NET LOSS	[1]	(8,518,520)	(17,428,428)
COMPREHENSIVE LOSS:
NET LOSS	[1]	(8,518,520)	(17,428,428)
OTHER COMPREHENSIVE (LOSS) INCOME
Unrealized foreign currency translation loss		(176,842)	(26,260)
COMPREHENSIVE LOSS		$ (8,695,362)	$ (17,454,688)
NET LOSS PER COMMON SHARE (1):
Basic (in Dollars per share)	[2]	$ (4.93)	$ (13.84)
Diluted (in Dollars per share) (in Dollars per share)	[2]	$ (4.93)	$ (13.84)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic (in Shares)		1,728,144	1,259,333
Diluted (in Dollars per share) (in Shares)		1,728,144	1,259,333
General Support Services
REVENUES
Total revenues		$ 4,800,000	$ 19,200,000
COSTS OF REVENUES
Total costs of revenues		4,650,000	18,775,000
GROSS PROFIT (LOSS)
Total gross profit (loss)		150,000	425,000
Financial Service
REVENUES
Total revenues		1,113,461	2,097,642
COSTS OF REVENUES
Total costs of revenues		264,945	2,865,783
GROSS PROFIT (LOSS)
Total gross profit (loss)		$ 848,516	$ (768,141)

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 14.